Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

MGM RESORTS INTERNATIONAL

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

	Balance at	Provision for	Write-offs,
	Beginning of	Doubtful	Net of	Balance at
	Period	Accounts	Recoveries	End of Period
Allowance for doubtful accounts:
Year Ended December 31, 2017	$97,920	$20,603	$(25,952)	$92,571
Year Ended December 31, 2016	89,789	10,863	(2,732)	97,920
Year Ended December 31, 2015	89,602	54,691	(54,504)	89,789

	Balance at
	Beginning of			Balance at
	Period	Increase	Decrease	End of Period
Deferred income tax valuation allowance:
Year Ended December 31, 2017	$2,583,274	$—	$(69,536)	$2,513,738
Year Ended December 31, 2016	2,807,131	2,975	(226,832)	2,583,274
Year Ended December 31, 2015	2,558,767	248,504	(140)	2,807,131